Financial assets and financial liabilities (Details 3) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	S/ 99,724	S/ 99,518
Derivative financial instruments - Cross currency swaps	12,268	489	S/ 69,912
Cash and cash equivalents	49,067	49,216	S/ 80,215	S/ 158,007
Equity shares	39,151	489
Financial assets	192,474	165,430
Trade and other payables	151,320	177,995
Promissory notes	643,308
Total financial liabilities	1,236,770	1,005,324
Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Senior Notes	442,142	1,183,319
Promissory Note [Member]
Disclosure of fair value measurement of assets [line items]
Promissory notes	643,308
Listed Shares Of Peruvian Company [Member]
Disclosure of fair value measurement of assets [line items]
Equity shares	26,883
Currency Swap Contract [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps	12,268	489
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	104,256	115,725
Cash and cash equivalents	49,067	49,216
Financial assets		192,474
Trade and other payables	151,320	177,995
Total financial liabilities	442,142	1,005,324
Level 1 [Member] | Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Senior Notes	593,462	1,183,319
Level 1 [Member] | Promissory Note [Member]
Disclosure of fair value measurement of assets [line items]
Promissory notes
Level 1 [Member] | Listed Shares Of Peruvian Company [Member]
Disclosure of fair value measurement of assets [line items]
Equity shares
Level 1 [Member] | Currency Swap Contract [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables
Financial assets	12,268	489
Trade and other payables
Total financial liabilities	557,674
Level 2 [Member] | Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Senior Notes
Level 2 [Member] | Promissory Note [Member]
Disclosure of fair value measurement of assets [line items]
Senior Notes
Promissory notes	643,308
Level 2 [Member] | Listed Shares Of Peruvian Company [Member]
Disclosure of fair value measurement of assets [line items]
Equity shares
Level 2 [Member] | Currency Swap Contract [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps	12,268	489
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables
Financial assets	26,883
Trade and other payables
Total financial liabilities
Level 3 [Member] | Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Senior Notes
Level 3 [Member] | Promissory Note [Member]
Disclosure of fair value measurement of assets [line items]
Promissory notes
Level 3 [Member] | Listed Shares Of Peruvian Company [Member]
Disclosure of fair value measurement of assets [line items]
Equity shares	26,883
Level 3 [Member] | Currency Swap Contract [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps